Return Stacked U.S. Stocks & Managed Futures ETF
Consolidated Schedule of Investments
October 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 77.8%	Shares	Value
iShares Core S&P 500 ETF (a)	294,596	$168,285,019
TOTAL EXCHANGE TRADED FUNDS (Cost $149,584,576)		168,285,019

SHORT-TERM INVESTMENTS - 11.6%
Money Market Funds - 11.6%
First American Government Obligations Fund - Class X, 4.78% (b)	25,145,003	25,145,003
TOTAL SHORT-TERM INVESTMENTS (Cost $25,145,003)		25,145,003

TOTAL INVESTMENTS - 89.4% (Cost $174,729,579)		193,430,022
Other Assets in Excess of Liabilities - 10.6%		22,921,894
TOTAL NET ASSETS - 100.0%		$216,351,916
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Return Stacked U.S. Stocks & Managed Futures ETF
Consolidated Schedule of Futures Contracts
October 31, 2024 (Unaudited)

The Return Stacked U.S. Stocks & Managed Futures ETF & CFC had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
British Pound/US Dollar Cross Currency Rate	345	12/16/2024	$27,774,656	$(758,576)
Copper	121	12/27/2024	13,128,500	(470,743)
Euro STOXX 50 Quanto Index	308	12/20/2024	16,163,889	(503,373)
FTSE 100 Index	154	12/20/2024	16,090,587	(461,360)
German Stock Index	70	12/20/2024	36,386,534	(372,279)
Gold	185	12/27/2024	50,862,050	1,516,506
Nasdaq 100 Index	70	12/20/2024	28,030,450	(283,875)
Nikkei 225 Index	28	12/12/2024	5,380,200	(63,042)
S&P 500 Index	409	12/20/2024	117,352,325	344,344
S&P/Toronto Stock Exchange 60 Index	215	12/19/2024	44,645,719	(174,504)
Silver	83	12/27/2024	13,610,340	407,007
U.S. Treasury 10 Year Notes	1,105	12/19/2024	122,067,969	(1,683,077)
U.S. Treasury 2 Year Notes	661	12/31/2024	136,129,851	(237,895)
				$(2,740,867)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	(152)	12/16/2024	$9,997,800	$4,634
Canadian Dollar/US Dollar Cross Currency Rate	(986)	12/17/2024	70,992,000	599,835
Crude Oil	(85)	11/20/2024	5,887,100	12,033
Euro/US Dollar Cross Currency Rate	(378)	12/16/2024	51,455,250	(248,643)
Euro-Bund	(12)	12/06/2024	1,717,059	(4,066)
Japanese Yen/US Dollar Cross Currency Rate	(346)	12/16/2024	28,601,225	(127,220)
Long Gilt	(44)	12/27/2024	5,319,688	61,655
Low Sulphur Gas Oil	(66)	12/12/2024	4,410,450	(17,940)
Natural Gas	(129)	11/26/2024	3,492,030	212,507
NY Harbor ULSD	(53)	11/29/2024	4,974,442	(137,106)
Reformulated Gasoline Blendstock	(27)	11/29/2024	2,238,289	21,704
U.S. Treasury 5 Year Notes	(1,714)	12/31/2024	183,799,719	936,215
U.S. Treasury Long Bonds	(409)	12/19/2024	48,249,219	160,919
				$1,474,527
Net Unrealized Appreciation (Depreciation)				$(1,266,340)

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

Return Stacked U.S. Stocks & Managed Futures ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$168,285,019	$–	$–	$168,285,019
Money Market Funds	25,145,003	–	–	25,145,003
Total Investments	$193,430,022	$–	$–	$193,430,022

Other Financial Instruments*:
Futures Contracts	$4,277,359	$–	$–	$4,277,359
Total Other Financial Instruments	$4,277,359	$–	$–	$4,277,359

Liabilities:
Other Financial Instruments*:
Futures Contracts	$(5,543,699)	$–	$–	$(5,543,699)
Total Other Financial Instruments	$(5,543,699)	$–	$–	$(5,543,699)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.